Capitalized Commission Assets (Tables)	12 Months Ended
Feb. 28, 2023
Capitalized Commission Assets Abstract
Schedule of capitalized commission assets
	As of February 28
Figures in Rand thousands	2023	2022

Cost	537,367	413,240
Accumulated amortization	(250,313)	(181,703)
Carrying value	287,054	231,537

Schedule of reconciliation of the carrying value of capitalized sales commissions
	As of February 28
Figures in Rand thousands	2023	2022

At March 1	231,537	201,075
Additions	112,738	112,639
Amortization	(64,707)	(64,566)
Write off	–	(15,301)
Translation adjustments	7,486	(2,310)
At February 28	287,054	231,537